Consolidated Balance Sheets (Parentheticals) ¥ in Thousands, $ in Thousands	Aug. 31, 2021 CNY (¥) shares	Aug. 31, 2021 USD ($) $ / shares shares	Aug. 31, 2020 CNY (¥) shares
Consolidated VIEs without recourse to the Group
Accrued expenses and other current liabilities	¥ 838,675	$ 129,818	¥ 642,674
Income taxes payable	59,995	9,287	93,156
Prepayments from customers	2,786,961	431,391	2,547,444
Amounts due to a related party	1,205	187	14,447
Short-term loans	498,574	77,174	789,550
Operating lease liabilities-current | ¥			483,056
Long-term bank loan, current portion	112,500	17,414	98,280
Deferred tax liabilities | ¥			71,021
Long-term bank loans	135,000	20,897	291,780
Convertible Senior Notes | ¥
Unrecognized tax benefit | ¥			29,610
Operating lease liabilities-non current | ¥			929,135
Other Liabilities, Noncurrent	¥ 23,083	$ 3,573	¥ 23,084
Class A ordinary shares
Par value (in dollars per share) (in Dollars per share and Yuan Renminbi per share) | $ / shares		$ 0.000001
Ordinary shares, shares authorized (in shares) (in Shares) | shares	37,703,157,984	37,703,157,984	37,703,157,984
Ordinary shares, shares issued (in shares) (in Shares) | shares	4,321,229,545	4,321,229,545	4,146,103,947
Ordinary shares, shares outstanding (in shares) (in Shares) | shares	4,321,229,545	4,321,229,545	4,146,103,947
Class B ordinary shares
Par value (in dollars per share) (in Dollars per share and Yuan Renminbi per share) | $ / shares		$ 0.000001
Ordinary shares, shares issued (in shares) (in Shares) | shares	2,290,430,016	2,290,430,016	2,296,842,016
Ordinary shares, shares outstanding (in shares) (in Shares) | shares	2,290,430,016	2,290,430,016	2,296,842,016